Share Based Compensation - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance | shares	384,111,187		384,111,187
Options granted for the year | shares	0	0	0	0	0	0
Unrecognized compensation expense	¥ 0		¥ 0
IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock transaction date	Dec. 10, 2018	Dec. 10, 2018
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award granted, contractual term	10 years	10 years
Share based award granted, vesting period	4 years	4 years
Share-based compensation expenses	¥ 839		¥ 4,590		¥ 13,563
Unrecognized compensation expense, weighted average period recognized	4 months 2 days	4 months 2 days	2 years 1 month 6 days	2 years 1 month 6 days
Unrecognized compensation expense	¥ 80		¥ 920
Intrinsic value of RSUs vested	¥ 1,872		¥ 2,036		¥ 3,646
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award granted, contractual term	10 years	10 years
Share based award granted, vesting period	4 years	4 years
Share vested term after resignation	15 days	15 days
Share-based compensation expenses | $		$ 0		$ 0		$ 0